DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DETAILS OF CASH FLOWS
Cash	$ 115,714	$ 127,091
Short-term deposits	420	7,990
Total cash and cash equivalents	$ 116,134	$ 135,081	$ 402,513